AS FILED WITH THE U.S. SECURITIES AND EXCHANGE COMMISSION ON MAY 30, 2023

File No. 333-192858

File No. 811-22920

U.S. SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE

SECURITIES ACT OF 1933	/X/
POST-EFFECTIVE AMENDMENT NO. 343	/X/

AND

REGISTRATION STATEMENT UNDER THE

INVESTMENT COMPANY ACT OF 1940	/X/
AMENDMENT NO. 347	/X/

THE ADVISORS’ INNER CIRCLE FUND III

(Exact Name of Registrant as Specified in Charter)

One Freedom Valley Drive

Oaks, Pennsylvania 19456

(Address of Principal Executive Offices, Zip Code)

(800) 932-7781

(Registrant’s Telephone Number, including Area Code)

Michael Beattie

c/o SEI Investments

One Freedom Valley Drive

Oaks, Pennsylvania 19456

(Name and Address of Agent for Service)

Copy to:

Sean Graber, Esquire
Morgan, Lewis & Bockius LLP
1701 Market Street
Philadelphia, Pennsylvania 19103

It is proposed that this filing become effective (check appropriate box)

/ / Immediately upon filing pursuant to paragraph (b)
/X/ On June 9, 2023 pursuant to paragraph (b)
/ / 60 days after filing pursuant to paragraph (a)(1)
/ / 75 days after filing pursuant to paragraph (a)(2)
/ / On [date] pursuant to paragraph (a) of Rule 485

[X]	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE

This Post-Effective Amendment No. 343 is being filed pursuant to paragraph (b)(1)(iii) of Rule 485 under the Securities Act of 1933, as amended (the “1933 Act”) solely to designate June 9, 2023 as the new effective date for Post-Effective Amendment No. 337, which was filed with the Securities and Exchange Commission (the “SEC”) on February 9, 2023 pursuant to paragraph (a)(2) of Rule 485 under the 1933 Act (Accession No. 0001398344-23-002443) for the purpose of introducing the Legal & General Commodity Strategy Fund (the “Fund”), a series of The Advisors’ Inner Circle Fund III. The effectiveness of Post-Effective Amendment No. 337 was previously delayed pursuant to Post-Effective Amendment No. 340, which was filed with the SEC on April 24, 2023 (Accession No. 0001398344-23-007673) and Post-Effective Amendment No. 342, which was filed with the SEC on May 12, 2023 (Accession No. 0001398344-23-009618).

 PART A – PROSPECTUS

The Prospectus for the Fund is incorporated herein by reference to Part A of Post-Effective Amendment No. 337.

PART B – STATEMENT OF ADDITIONAL INFORMATION

The Statement of Additional Information for the Fund is incorporated herein by reference to Part B of Post-Effective Amendment No. 337.

PART C – OTHER INFORMATION

Part C of this Post-Effective Amendment is incorporated herein by reference to Part C of Post-Effective Amendment No. 337.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933, as amended, and has duly caused this Post-Effective Amendment No. 343 to Registration Statement No. 333-192858 to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Oaks, Commonwealth of Pennsylvania on the 30th day of May, 2023.

THE ADVISORS’ INNER CIRCLE FUND III

By:	*
Michael Beattie
President

Pursuant to the requirements of the Securities Act of 1933, as amended, this Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the date(s) indicated.

*	Trustee	May 30, 2023
William M. Doran

*	Trustee	May 30, 2023
Jon C. Hunt

*	Trustee	May 30, 2023
Thomas P. Lemke

*	Trustee	May 30, 2023
Nichelle Maynard-Elliott

*	Trustee	May 30, 2023
Jay Nadel

*	Trustee	May 30, 2023
Randall S. Yanker

*	President	May 30, 2023
Michael Beattie

*	Treasurer, Controller & Chief Financial Officer	May 30, 2023
Andrew Metzger

* By:	/s/ Alexander Smith
Alexander Smith
Attorney-in-Fact